Fixed Assets and Right of Use Assets and Lease Liability (Details 5) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Statement Line Items [Line Items]
Balances beginning
Amortization for the period	(26,889)
Sales and disposals during the period	1,551
Transfers
Others
Balances at ending	(25,338)
Land and buildings [Member]
Statement Line Items [Line Items]
Balances beginning
Amortization for the period	(26,889)
Sales and disposals during the period	1,551
Transfers
Others
Balances at ending	(25,338)
Leasehold improvements [Member]
Statement Line Items [Line Items]
Balances beginning	(68,145)
Amortization for the period	(7,898)
Sales and disposals during the period	1,936
Transfers
Others
Balances at ending	(74,107)
Equipment [Member]
Statement Line Items [Line Items]
Balances beginning
Amortization for the period
Sales and disposals during the period
Transfers
Others
Balances at ending
Other [Member]
Statement Line Items [Line Items]
Balances beginning
Amortization for the period
Sales and disposals during the period
Transfers
Others
Balances at ending